OTHER INFORMATION (Details 7)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil (per bbl)
Average Sales Price and Production Costs Per Unit of Production
Commodity prices inclusive of adjustments for quality and location	88.37	96.19	79.43
Natural gas liquids (per bbl)
Average Sales Price and Production Costs Per Unit of Production
Commodity prices inclusive of adjustments for quality and location	53.94	44.25	0.00
Gas (per mcf)
Average Sales Price and Production Costs Per Unit of Production
Commodity prices inclusive of adjustments for quality and location	3.08	4.11	4.37